Ordinary Shares (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 07, 2020 USD ($) shares	Jul. 04, 2016 CNY (¥)	Dec. 31, 2020 shares	Aug. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Jul. 31, 2019 Vote shares
Ordinary Shares
Cash consideration					$ 1,531,181	¥ 9,990,955
Number of shares issued (in shares)			1,809,288,310		1,809,288,310	1,809,288,310	255,000,000
Number of shares outstanding (in shares)			1,809,288,310		1,809,288,310	1,809,288,310	255,000,000
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized			4,000,000,000		4,000,000,000	4,000,000,000	3,847,384,000	3,830,157,186
Number of votes entitled | Vote								1
Cash consideration | $				$ 380,000
Share issuance, net of issuance costs (in shares)				66,086,955
Shares issued upon conversion of preferred shares (in shares)				1,045,789,275
Number of shares issued (in shares)			1,453,476,230		1,453,476,230	1,453,476,230	15,000,000
Number of shares outstanding (in shares)			1,453,476,230		1,453,476,230	1,453,476,230	15,000,000
Class A Ordinary Shares | IPO
Ordinary Shares
Share issuance, net of issuance costs (in shares)				190,000,000
Net proceeds | $				$ 1,042,137
Shares issued upon conversion of preferred shares (in shares)				1,045,789,275
Class A Ordinary Shares | Over-allotment option
Ordinary Shares
Cash consideration | $	$ 157,320
Share issuance, net of issuance costs (in shares)	28,500,000		14,100,000
Class A Ordinary Shares | Follow-on offering
Ordinary Shares
Share issuance, net of issuance costs (in shares)			108,100,000
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized			500,000,000		500,000,000	500,000,000	240,000,000	240,000,000
Number of votes entitled | Vote								10
Number of shares issued (in shares)			355,812,080		355,812,080	355,812,080	240,000,000
Number of shares outstanding (in shares)			355,812,080		355,812,080	355,812,080	240,000,000
Class B Ordinary Shares | Mr. Xiang Li
Ordinary Shares
Shares issued upon conversion of preferred shares (in shares)				115,812,080
Class B Ordinary Shares | IPO
Ordinary Shares
Shares issued upon conversion of preferred shares (in shares)				115,812,080
Series PreA shares | Beijing CHJ
Ordinary Shares
Cash consideration | ¥		¥ 100,000